Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating Activities:
Net income (loss):	$ (7,412,175)	$ (5,377,191)	$ 22,808,933	$ (12,508,051)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation			114,812	154,852
Stock-based compensation			34,896	358,059
Non-cash interest			1,700,531	312,193
Non-cash transaction cost			3,647,526
Changes in fair value of financial liabilities			(34,333,573)	4,739,085
Foreign exchange gain			(18,221)	(48,875)
Changes in operating assets and liabilities:
Other current assets and premises lease deposits			(136,895)	56,074
Receivables			(35,950)
Accounts payable and accrued liabilities			(360,102)	(1,956,539)
Deferred revenue			4,406
Operating lease			(32,704)	26,538
Customer deposits			(30,143)	12,024
Cash used in operating activities			(6,636,484)	(8,854,640)
Investing Activities:
Net cash acquired from business combination			77,270
Cash provided by investing activities			77,270
Financing Activities:
Payments on finance leases			(3,476)	(6,180)
Proceeds from senior secured promissory notes			596,000
Proceeds from promissory notes			929,299
Repayment of SR&ED loan			(727,014)	(916,539)
Proceeds from pre-paid purchase, net			2,000,000
Proceeds from convertible notes			1,105,000	9,575,000
Proceeds from long-term debt			3,150,000
Repayment of long-term debt			(86,957)
Proceeds from exercise of stock options				53,861
Cash provided by financing activities			6,962,852	8,706,142
Net change in cash during the period			403,638	(148,498)
Effect of exchange rates on cash holdings in foreign currencies			(10,657)
Cash at beginning of period	395,580	2,069,056	395,580	2,069,056	$ 2,069,056
Cash at end of period			788,561	1,920,558	395,580	$ 2,069,056
Cash paid for:
Interest on finance lease paid			4,380	4,884
Interest paid on debt			75,260	782,624
Supplemental disclosure of non-cash investing and financing activity:
SAFEs converted to preferred shares			3,200,000
Convertible notes converted to common shares			8,370,546
Common shares issued for services			572,526
Convertible notes issued for services			750,000
Common shares issued for pre-paid security agreement			188,679
Common shares issued for Business Combination			11,123,075
Common shares issued for settlement of amount owing for severance payment				260,999
Grafiti Holding Inc
Operating Activities:
Net income (loss):	(1,564,540)	(3,692)			(1,348,357)	(73,828)	$ (63,867)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	253	216			695	1,246	1,319
Stock options granted to consultants ($219,627 to related parties)					627,478
Amortization of right-of-use asset							8,176
Amortization of original issue discount	82,178				4,941
Provision for credit losses	129,535				108,568
Accrued interest income	(24,066)				(548)
Accrued interest expense	50,405				3,301
Accrued monitoring fee expense	35,577				1,620
Unrealized gain on foreign currency transactions					(5,492)
Changes in operating assets and liabilities:
Accounts receivable	(23,541)	47,626			64,381	(22,768)	(21,372)
Prepaid expenses and other assets	(3,068)	(149)			(68,496)	(529)	4,962
Other assets						4,430	(816)
Accounts payable	528,078	958			440,241	(2,625)	(2,379)
Accrued liabilities	(9,058)	(4,830)			(15,535)	31,607	(18,368)
Deferred revenue	(1,288)	17,156			57,652	(13,149)	(54,209)
Operating lease obligation							(8,259)
Cash used in operating activities	(799,535)	57,285			(129,551)	(75,616)	(154,813)
Investing Activities:
Purchase of property and equipment					(2,871)
Loan to Damon Motors	(596,000)				(550,000)
Cash provided by investing activities	(596,000)				(552,871)
Financing Activities:
Proceeds from promissory notes					1,500,000
Proceeds from long term debt	350,000
Proceeds from exercise of stock options	64,335
Net investments from Inpixon		32,193			67,330	166,471	177,053
Cash provided by financing activities	414,335	32,193			1,567,330	166,471	177,053
Effect of exchange rates on cash holdings in foreign currencies	7,588	(5,308)			(248)	3,223	(16,541)
Net (Decrease) Increase in Cash	(973,612)	84,170			884,660	94,078	5,699
Cash at beginning of period	1,148,904	264,244	$ 1,148,904	$ 264,244	264,244	170,166	164,467
Cash at end of period	175,292	348,414			1,148,904	264,244	170,166
Cash paid for:
Interest on finance lease paid
Interest paid on debt
Non-cash financing activities
Original issue discount related to long term debt					450,059
Transaction costs					$ 20,000